Commitments (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Future Aggregate Minimum Lease Payments Under Non-cancellable Operating Leases

The future aggregate minimum lease payments under non-cancellable operating leases are as follows:

(CAD$ in millions)	2018	2017
Less than one year	$113	$93
One to five years	162	179
Thereafter	164	327

	$439	$599